JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

MUNICIPAL BONDS — 96.1% (a)
Alabama — 1.1%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2023	125	134
Rev., 5.00%, 7/1/2024	150	167
Rev., 5.00%, 7/1/2025	250	290
Rev., 5.00%, 7/1/2026	225	268
Black Belt Energy Gas District, Gas Prepay
Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.67%, 12/9/2021 (b)	30,000	30,247
Series 2018A, Rev., 4.00%, 12/1/2023 (c)	1,400	1,492
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 7/1/2022 (c)	2,340	2,381
City of Centre, Warrant
GO, 3.00%, 9/1/2022	110	112
GO, 4.00%, 9/1/2023	215	228
City of Hamilton, Warrants
GO, 2.00%, 8/1/2022	370	374
GO, 5.00%, 8/1/2023	240	258
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,793
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	468
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	448
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,743
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 6/1/2027	2,415	2,790
State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,328
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2022	150	151
Rev., AGM, 4.00%, 1/1/2023	120	124
Rev., AGM, 4.00%, 1/1/2024	125	133
Rev., AGM, 4.00%, 1/1/2025	150	165

Total Alabama		49,094

Alaska — 1.1%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2021	450	450
Series 1, Rev., 5.00%, 5/1/2022	200	204
Series 1, Rev., 5.00%, 12/1/2022	500	524
Series 1, Rev., 5.00%, 12/1/2023	960	1,049
Series 1, Rev., 5.00%, 12/1/2024	870	987
Series 1, Rev., 5.00%, 12/1/2025	750	879
Series 1, Rev., 5.00%, 12/1/2026	675	814
Borough of North Slope Series 2021A, GO, 5.00%, 6/30/2024	2,000	2,232
City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 0.02%, 12/1/2021 (c)	6,840	6,840
City of Valdez, Phillips Trans Alaska Project Rev., VRDO, 0.08%, 12/9/2021 (c)	35,300	35,300

Total Alaska		49,279

Arizona — 0.2%
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	153
Arizona State University Series 2008A, Rev., VRDO, 0.05%, 12/9/2021 (c)	2,955	2,955
City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	390
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	149
Series 2018A, Rev., 5.00%, 7/1/2024	200	221
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center
Rev., 5.00%, 8/1/2022	380	392
Rev., 5.00%, 8/1/2023	325	350

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	175	197
Series 2021A, Rev., 5.00%, 9/1/2025	725	845
Series 2021A, Rev., 5.00%, 9/1/2026	700	840
Maricopa County School District No. 24 Gila Bend
GO, AGM, 4.00%, 7/1/2022	300	307
GO, AGM, 5.00%, 7/1/2023	700	749
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	560

Total Arizona		8,108

Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2022	410	428
City of Centerton, Green Bond Rev., 3.00%, 12/1/2021	125	125
City of Heber Springs, Water & Sewer Rev., 3.00%, 11/1/2023	100	105
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2022	495	501
Rev., 5.00%, 3/1/2023	540	568
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2022	200	208
Series 2020A, Rev., 5.00%, 11/1/2023	205	223
Series 2020A, Rev., 5.00%, 11/1/2024	160	180
Series 2020A, Rev., 5.00%, 11/1/2025	230	268
Series 2020A, Rev., 5.00%, 11/1/2026	220	264
Series 2020A, Rev., 5.00%, 11/1/2027	200	246
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	87
Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	141

Total Arkansas		3,344

California — 3.6%
California Educational Facilities Authority, University of Southern California Series 2015A, Rev., 5.00%, 10/1/2025 (d)	250	293
California Enterprise Development Authority, Riverside County, Library Facility Project
Rev., 4.00%, 11/1/2022	100	103
Rev., 4.00%, 11/1/2023	200	214
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,615	1,679
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	20,000	21,811
California Infrastructure and Economic Development Bank
Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.40%, 12/9/2021 (b)	19,250	19,312
Series 2021A, Rev., 5.00%, 6/1/2026	4,500	5,393
California Municipal Finance Authority, San Antonio Gardens Project
Rev., 4.00%, 11/15/2022	280	288
Rev., 4.00%, 11/15/2023	290	308
California Municipal Finance Authority, Solid Waste Disposal, Republic Services, Inc. Rev., AMT, 0.30%, 1/18/2022 (c)	11,000	11,002
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2023	360	384
Rev., 5.00%, 5/15/2024	300	333
Rev., 5.00%, 5/15/2025	425	489
Rev., 5.00%, 5/15/2026	500	592
Rev., 5.00%, 5/15/2027	725	879
California Municipal Finance Authority, Waste Management, Inc. Rev., AMT, VRDO, 0.18%, 3/1/2022 (c)	12,250	12,250
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	1,850	1,847
California School Finance Authority, Green Dot Public School Projects Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	87
California School Finance Authority, Kipp Socal Projects
Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	103
Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	106
California Statewide Communities Development Authority, Multi-Family Housing, Washington Court Apartments Series 2021E, Rev., 0.22%, 8/1/2022 (c)	7,000	6,997
Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,462

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Irvine Ranch Water District
Series 2011A-1, (SIFMA Municipal Swap Index Yield + 0.03%), 0.08%, 12/9/2021 (b)	9,600	9,599
Series 2011A-2, (SIFMA Municipal Swap Index Yield + 0.03%), 0.08%, 12/9/2021 (b)	6,800	6,799
Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	250
Port of Oakland, Intermediate Lien
Rev., AMT, 5.00%, 5/1/2022	2,750	2,804
Rev., AMT, 5.00%, 5/1/2023	3,500	3,733
Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 12/9/2021 (c)	6,605	6,605
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	40,000	39,791
South Bay Union School District, San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,993
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2023	360	378
Rev., 5.00%, 3/1/2025	570	639
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.17%, 12/9/2021 (c) (e)	5,230	5,230

Total California		167,753

Colorado — 2.1%
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,585
Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,436
City of Aurora, First Lien Water, Green Bonds Rev., 5.00%, 8/1/2023	2,355	2,541
City of Colorado Springs
COP, 5.00%, 12/1/2021	145	145
COP, 5.00%, 12/1/2022	155	162
COP, 5.00%, 12/1/2023	100	109
City of Colorado Springs, Utilities System Improvement
Series 2007A, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 12/9/2021 (c)	4,515	4,515
Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.04%, 12/9/2021 (c)	3,315	3,315
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,470	1,502
Denver Health and Hospital Authority, 550 Acoma, Inc.
COP, 5.00%, 12/1/2021	220	220
COP, 5.00%, 12/1/2022	295	308
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 0.38%, 12/3/2021 (b)	5,000	5,010
Regional Transportation District, Denver Transit Partners
Rev., 3.00%, 7/15/2023	50	52
Rev., 5.00%, 1/15/2024	200	218
Rev., 5.00%, 7/15/2024	150	167
Rev., 5.00%, 1/15/2025	165	186
Rev., 5.00%, 7/15/2025	200	229
Rev., 3.00%, 1/15/2026	110	119
Rev., 5.00%, 7/15/2026	225	265
State of Colorado
Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,738
Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,373
University of Colorado Hospital Authority Series 2019A, Rev., VRDO, 0.05%, 12/9/2021 (c)	20,000	20,000
University of Colorado Hospital Authority, Health System Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 12/9/2021 (c)	48,085	48,085

Total Colorado		96,280

Connecticut — 2.3%
City of Derby
Series A, GO, 5.00%, 8/1/2022	75	77
Series A, GO, 5.00%, 8/1/2023	150	162
Series A, GO, 5.00%, 8/1/2024	85	95
City of New Britain
GO, 5.00%, 9/1/2022 (d)	50	52
GO, 5.00%, 9/1/2023 (d)	110	119
City of New Haven
Series 2019B, GO, 5.00%, 2/1/2022	700	705
Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,031
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2020C-3, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 12/9/2021 (c)	20,000	20,000
Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	850	850

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,000
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	9,602
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2022	500	511
Series L-1, Rev., 4.00%, 7/1/2023	275	290
Series L-1, Rev., 4.00%, 7/1/2024	300	326
Series L-1, Rev., 4.00%, 7/1/2025	300	335
Series L-1, Rev., 4.00%, 7/1/2026	350	400
Series L-1, Rev., 4.00%, 7/1/2027	350	408
Connecticut State Health and Educational Facilities Authority, University of New Haven Series K-1, Rev., 5.00%, 7/1/2022	675	691
New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,483
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,014
Series 2021C, GO, 5.00%, 7/15/2022	20,000	20,601
Series 2020C, GO, 3.00%, 6/1/2023	600	625
Series 2020C, GO, 4.00%, 6/1/2023	400	422
Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,134
Series 2020C, GO, 4.00%, 6/1/2024	500	545
Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,524
Series 2020C, GO, 4.00%, 6/1/2025	850	953
State of Connecticut, Health and Educational Facility Authority, The Hotchkiss School Series 2000A, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 12/9/2021 (c)	25,090	25,090
Town of South Windsor GO, BAN, 1.50%, 2/11/2022	3,000	3,008

Total Connecticut		106,053

Delaware — 0.1%
Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	6,088
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project
Series 2019A, Rev., 5.00%, 10/1/2022	150	156
Series 2019A, Rev., 5.00%, 10/1/2023	220	239

Total Delaware		6,483

District of Columbia — 1.2%
District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 12/9/2021 (c)	375	375
District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2026	100	118
District of Columbia, Georgetown University Issue
Series 2007B-2, Rev., VRDO, LOC: Bank of America NA, 0.06%, 12/9/2021 (c)	9,580	9,580
Series 2017 B-1, Rev., VRDO, LOC: Bank of America NA, 0.06%, 12/9/2021 (c)	1,190	1,190
District of Columbia, International School Rev., 5.00%, 7/1/2022	500	512
District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	107
District of Columbia, Medlantic/Helix Issue, Tranche II
Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	2,660	2,660
Series 111-A, Rev., VRDO, LOC: PNC Bank NA, 0.06%, 12/9/2021 (c)	5,200	5,200
Metropolitan Washington Airports Authority Aviation
Series 2010D, Rev., VRDO, LOC: Barclays Bank plc, 0.04%, 12/9/2021 (c)	18,025	18,025
Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,797
Series 2021A, Rev., AMT, 5.00%, 10/1/2024	6,000	6,732
Series 2021A, Rev., AMT, 5.00%, 10/1/2025	5,865	6,801

Total District of Columbia		55,097

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida — 2.3%
City of Fort Myers, Subordinate Utility System
Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,078
Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,300
Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,649
Series 2020B, Rev., AGM, 5.00%, 10/1/2025	5,100	5,934
Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,668
City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 12/9/2021 (c)	10,200	10,200
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023	2,430	2,637
Rev., 5.00%, 10/1/2024	2,550	2,875
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	807
County of Miami-Dade, Aviation
Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,713
Series 2020A, Rev., 5.00%, 10/1/2024	2,400	2,706
Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,603
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Rev., 0.55%, 7/1/2024 (c)	2,250	2,241
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,217
Florida Governmental Utility Authority Rev., AGM, 5.00%, 7/1/2025 (d)	200	232
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 4.00%, 3/1/2022	55	55
Rev., 5.00%, 3/1/2023	185	196
Rev., 5.00%, 3/1/2024	110	120
Florida Higher Educational Facilities Financial Authority, St. Leo University Project
Rev., 5.00%, 3/1/2022	355	359
Rev., 5.00%, 3/1/2023	410	430
Highlands County Health Facilities Authority, Adventist Health System Series 2012I, Rev., VRDO, 0.05%, 12/9/2021 (c)	12,945	12,945
JEA Water and Sewer System
Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 12/9/2021 (c)	18,670	18,670
Series Sub Series B-1, Rev., VRDO, LIQ: State Street Bank & Trust, 0.06%, 12/9/2021 (c)	9,980	9,980
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2022	750	761
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	425
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	634
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project
Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.42%, 12/9/2021 (b)	10,500	10,498
Rev., AMT, 0.40%, 8/1/2023	2,600	2,597
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 0.05%, 12/9/2021 (c)	775	775
Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	375	382
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area
Rev., 5.00%, 3/1/2023	1,335	1,412
Rev., 5.00%, 3/1/2024	1,160	1,275

Total Florida		105,374

Georgia — 0.6%
City of Atlanta, Department of Aviation
Series 2020A, Rev., 5.00%, 7/1/2024	2,000	2,236
Series 2020B, Rev., AMT, 5.00%, 7/1/2024	1,170	1,301
Series 2020B, Rev., AMT, 5.00%, 7/1/2025	1,800	2,071
Series 2020B, Rev., AMT, 5.00%, 7/1/2026	2,000	2,369
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project Rev., 5.00%, 7/1/2022	300	308
Georgia State Road and Tollway Authority
Rev., 5.00%, 6/1/2022	5,000	5,121
Rev., 5.00%, 6/1/2023	4,000	4,283

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2022	400	414
Series 2021C, Rev., 4.00%, 12/1/2023	750	801
Series 2021C, Rev., 4.00%, 12/1/2024	750	825
Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.04%, 12/9/2021 (c)	4,255	4,255
Paulding County School District, Sales Tax GO, 3.00%, 8/1/2022	1,500	1,528
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	100	100
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,744

Total Georgia		27,356

Idaho — 0.0% (f)
University of Idaho
Series 2020A, Rev., 5.00%, 4/1/2022	165	168
Series 2020A, Rev., 5.00%, 4/1/2023	355	377
Series 2020A, Rev., 5.00%, 4/1/2024	315	348
Series 2020A, Rev., 5.00%, 4/1/2025	330	378

Total Idaho		1,271

Illinois — 3.9%
Carol Stream Park District
Series 2020C, GO, 4.00%, 11/1/2024	210	230
Series 2020C, GO, 4.00%, 11/1/2025	405	454
Series 2020C, GO, 4.00%, 11/1/2026	535	612
Champaign Coles Et Al Counties Community College District No. 505
Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,500
Series 2018C, GO, 4.00%, 12/1/2021	465	465
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2022	200	200
Series 2020A, GO, Zero Coupon, 1/1/2023	200	199
Series 2020A, GO, Zero Coupon, 1/1/2024	385	380
Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2023	150	158
Chicago O’Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2024	500	548
Series 2020B, Rev., 5.00%, 1/1/2026	1,250	1,467
Chicago Park District, Unlimited Tax, Personal Property Replacement Tax Alternate Series 2011C, GO, 5.00%, 1/1/2022 (d)	175	176
Chicago Transit Authority Capital Grant Receipts
Rev., 5.00%, 6/1/2022	800	818
Rev., 5.00%, 6/1/2023	700	747
Rev., 5.00%, 6/1/2024	600	666
Rev., 5.00%, 6/1/2027	3,500	4,263
City of Aurora
Series 2019A, GO, 4.00%, 12/30/2021	470	471
Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,585
Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,713
Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,828
City of Danville
GO, 2.00%, 12/1/2021	255	255
GO, 3.00%, 12/1/2022	140	143
GO, 4.00%, 12/1/2023	145	154
City of Elgin
Series 2020A, GO, 2.00%, 12/15/2021	230	230
Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,524
Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,079
City of Rock Island
Series A, GO, AGM, 3.00%, 12/1/2021	130	130
Series B, GO, AGM, 3.00%, 12/1/2021	200	200
City of Rockford, Sales Tax
Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	130
Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	140
Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	149
City of Waukegan Series A, GO, AGM, 4.00%, 12/30/2023	525	561
Clay Wayne & Marion Counties Community Unit School District No. 35
GO, AGM, 5.00%, 12/1/2021	205	205
GO, AGM, 5.00%, 12/1/2022	165	173

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, AGM, 5.00%, 12/1/2023	175	190
Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029	250	271
Cook County Community Consolidated School District No. 146, Tinley Park, Limited Tax GO, 4.00%, 12/1/2021	200	200
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax
GO, 4.00%, 12/1/2021	175	175
GO, 4.00%, 12/1/2022	150	156
GO, 4.00%, 12/1/2023	150	160
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2022	400	401
GO, 4.00%, 1/1/2023	300	312
GO, 4.00%, 1/1/2024	275	295
Cook County Community Unit School District No. 401, Elmwood Park GO, 4.00%, 12/1/2021	3,440	3,440
Cook County High School District No. 207 Maine Township
Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,330
Series 2019B, GO, 3.50%, 12/1/2022	325	337
Cook County School District No. 100, South Berwyn
Series 2019A, GO, 4.00%, 12/1/2021	100	100
Series 2019C, GO, 4.00%, 12/1/2021	165	165
Series 2019A, GO, 4.00%, 12/1/2022	235	243
Series 2019C, GO, 4.00%, 12/1/2022	605	627
Series 2019A, GO, 5.00%, 12/1/2023	345	374
Series 2019C, GO, 5.00%, 12/1/2023	660	715
Cook County School District No. 102, La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2021	840	841
GO, AGM, 4.00%, 12/15/2022	825	856
GO, AGM, 4.00%, 12/15/2023	825	883
GO, AGM, 4.00%, 12/15/2024	930	1,024
GO, AGM, 4.00%, 12/15/2025	985	1,110
Cook County School District No. 109, Indian Springs, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2023	125	133
Series 2020A, GO, 4.00%, 12/1/2024	400	440
Cook County School District No. 145, Arbor Park
Series 2019B, GO, 4.00%, 12/1/2021	150	150
Series 2019D, GO, 4.00%, 12/1/2023	110	117
Cook County School District No. 148, Dolton
Series 2018A, GO, 5.00%, 12/1/2021	450	450
Series 2018A, GO, 5.00%, 12/1/2022	725	758
Cook County School District No. 151, South Holland, Limited Tax GO, 4.00%, 4/1/2022	190	192
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2021	250	250
Series 2020A, GO, 4.00%, 12/1/2022	510	528
Series 2020A, GO, 4.00%, 12/1/2023	285	304
Series 2020A, GO, 4.00%, 12/1/2024	255	280
Cook County School District No. 160, Country Club Hills, Limited Tax
Series 2020B, GO, 4.00%, 12/1/2022	180	186
Series 2020B, GO, 4.00%, 12/1/2023	100	107
Series 2020B, GO, 4.00%, 12/1/2024	100	110
Cook County School District No. 63, East Maine, Limited Tax
GO, 5.00%, 12/1/2021	1,845	1,845
GO, 5.00%, 12/1/2022	1,935	2,027
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2024	315	347
GO, 4.00%, 12/1/2025	460	518
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
Rev., AGM, 4.00%, 12/15/2021	515	516
Rev., AGM, 4.00%, 12/15/2022	535	554
Rev., AGM, 4.00%, 12/15/2023	555	593
Rev., AGM, 4.00%, 12/15/2024	580	639
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2022	350	366
Series 2019B, GO, 5.00%, 12/1/2023	575	622

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2021	2,825	2,825
County of Cook
Series C, GO, 5.00%, 11/15/2022	180	188
Series 2021B, GO, 4.00%, 11/15/2026	3,700	4,268
County of Will
GO, 5.00%, 11/15/2022	475	497
GO, 5.00%, 11/15/2023	525	573
Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2025	1,710	1,941
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	11
DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,535
DuPage County School District No. 10 Itasca
GO, 5.00%, 1/1/2023	1,040	1,094
GO, 5.00%, 1/1/2024	1,090	1,193
Flagg-Rochelle Community Park District
Series A, GO, AGM, 4.00%, 1/1/2022	210	211
Series A, GO, AGM, 4.00%, 1/1/2023	220	228
Series A, GO, AGM, 4.00%, 1/1/2024	225	240
Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	710
Hoffman Estates Park District
Series 2019A, GO, 4.00%, 12/1/2021	135	135
Series 2019B, GO, 4.00%, 12/1/2023	245	262
Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.05%, 12/9/2021 (c)	2,650	2,650
Illinois Finance Authority, Edward Health Obligated Group Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	3,625	3,625
Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project Rev., 5.00%, 12/1/2021	250	250
Illinois Finance Authority, Mccormick Theological Series 2001B, Rev., VRDO, LOC: Northern Trust Co., 0.05%, 12/9/2021 (c)	15,250	15,250
Illinois Finance Authority, Northshore University Health System
Series 2020A, Rev., 5.00%, 8/15/2022	750	775
Series 2020A, Rev., 5.00%, 8/15/2023	500	540
Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,123
Series 2020A, Rev., 5.00%, 8/15/2025	1,250	1,454
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 0.04%, 12/9/2021 (c)	3,425	3,425
Illinois Finance Authority, OSF Healthcare System
Rev., 5.00%, 11/15/2024 (c)	3,000	3,326
Rev., 5.00%, 11/15/2026 (c)	4,000	4,729
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 0.75%, 12/9/2021 (b)	1,125	1,128
Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,799
Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	579
Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,604
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2022	1,250	1,260
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	175
Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	255
Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	124
Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	228
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	157
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	255
Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	270
Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	64
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	134

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kendall Kane and Will Counties Community Unit School District No. 308 Series B, GO, 5.00%, 10/1/2022	1,375	1,427
La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	415
Lake County School District No. 70 Libertyville, Debt Certificates, Limited Tax Rev., 4.00%, 1/1/2023	300	312
Lee and Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	161
Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	246
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	175
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	263
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	125
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2022	750	761
GO, AGM, 4.00%, 5/1/2023	700	733
McLean County Public Building Commission Rev., 5.00%, 12/1/2021	75	75
Peoria Public Building Commission
Series A, Rev., AGM, 3.00%, 12/1/2022	75	77
Series A, Rev., AGM, 4.00%, 12/1/2024	655	718
Sangamon County Community Unit School District No. 5, Ball-Chatham
Series B, GO, 5.00%, 1/1/2022	1,650	1,656
GO, 4.00%, 2/1/2023	2,015	2,102
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains
Series 2019C, GO, 4.00%, 1/1/2022	165	166
Series 2019C, GO, 4.00%, 1/1/2023	310	322
Series 2019C, GO, 4.00%, 1/1/2024	370	395
St. Charles Public Library District, Limited Tax Rev., 4.00%, 11/1/2022	100	103
State of Illinois
GO, 5.00%, 2/1/2024	3,370	3,692
GO, 5.50%, 5/1/2025	2,500	2,898
GO, 5.50%, 5/1/2026	5,000	5,975
State of Illinois, Sales Tax Rev., 5.00%, 6/15/2023	990	1,058
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,655
University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.06%, 12/9/2021 (c)	2,110	2,110
Village of Arlington Heights
GO, 4.00%, 12/1/2023	1,130	1,209
GO, 4.00%, 12/1/2024	1,175	1,295
GO, 4.00%, 12/1/2025	695	786
Village of Bartlett
GO, 5.00%, 12/1/2021	980	980
GO, 5.00%, 12/1/2022	1,065	1,116
GO, 5.00%, 12/1/2023	1,130	1,229
Village of Flossmoor GO, 3.00%, 12/1/2021	605	605
Village of Gilberts GO, 4.00%, 12/1/2021	225	225
Village of Hoffman Estates GO, 5.00%, 12/1/2021	210	210
Village of Midlothian
Series 2019A, GO, 4.00%, 1/1/2023	190	197
Series 2019A, GO, 4.00%, 1/1/2024	120	128
Village of Villa Park
Series 2018C, GO, 4.00%, 12/15/2021	505	506
Series B, GO, 4.00%, 12/15/2021	190	190
Series B, GO, 4.00%, 12/15/2022	200	208
Series B, GO, 4.00%, 12/15/2023	205	219
Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	134
Washington County Community Unit School District No.10 West Washington
GO, 4.00%, 1/15/2022	575	578
GO, 4.00%, 1/15/2023	685	712
Whiteside County Community Unit School District No. 6 Morrison Series A, GO, AGM, 4.00%, 12/1/2021	745	745
Will County Community High School District No. 210 Lincoln-Way GO, AGM, 4.00%, 1/1/2022	1,000	1,003
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023	125	130

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates Series A, Rev., AGM, 4.00%, 12/1/2021	400	400
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College
GO, 5.00%, 1/1/2022	5,275	5,295
GO, 5.00%, 1/1/2023	5,495	5,769
GO, 5.00%, 1/1/2024	2,600	2,846

Total Illinois		179,215

Indiana — 1.6%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2026	3,710	4,240
City of Rockport, AEP Generating Co. Project
Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,015
Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,268
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,989
Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage
Rev., 4.00%, 1/15/2022	250	251
Rev., 4.00%, 7/15/2022	125	128
Fort Wayne Community Schools GO, 4.00%, 1/15/2022	755	758
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2022	150	151
Series 2020B, Rev., 4.00%, 7/15/2022	165	169
Series 2020B, Rev., 4.00%, 1/15/2023	165	172
Series 2020B, Rev., 4.00%, 7/15/2023	185	196
Series 2020B, Rev., 4.00%, 7/15/2025	215	238
Series 2020B, Rev., 4.00%, 1/15/2026	220	247
Series 2020B, Rev., 4.00%, 7/15/2026	235	265
Indiana Finance Authority, Butler University Project
Rev., 3.00%, 2/1/2022	210	211
Rev., 3.00%, 2/1/2023	225	232
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,821
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,467
Indiana Finance Authority, Marian University Project
Series A, Rev., 5.00%, 9/15/2022	50	52
Series A, Rev., 5.00%, 9/15/2023	75	81
Series A, Rev., 5.00%, 9/15/2024	155	171
Indiana Finance Authority, Trinity Health Credit Group Series 2008D-1, Rev., VRDO, 0.05%, 12/9/2021 (c)	2,195	2,195
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Series E-6, Rev., VRDO, 0.05%, 12/9/2021 (c)	3,000	3,000
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,333
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	127
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series 2008A, Rev., VRDO, 0.06%, 12/9/2021 (c)	6,620	6,620
Metropolitan School District of Southwest Allen County
Series 2019B, GO, 4.00%, 1/15/2022	100	100
Series 2019B, GO, 4.00%, 7/15/2022	590	604
Series 2019B, GO, 4.00%, 1/15/2023	520	542
Series 2019B, GO, 4.00%, 7/15/2023	485	514
Series 2019B, GO, 4.00%, 1/15/2024	575	616
Metropolitan School District Washington Township GO, 4.00%, 1/15/2022	590	593
North Putnam Middle School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 3.00%, 1/15/2022	250	250
Rev., 3.00%, 7/15/2022	150	153
Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.04%, 12/9/2021 (c)	6,460	6,460
Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 1/15/2022	365	367
Rev., 4.00%, 7/15/2022	275	281
Rev., 4.00%, 1/15/2023	300	313
Rev., 4.00%, 7/15/2023	380	402

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Town of Schererville, Sewage Works
Rev., 4.00%, 3/1/2022	75	76
Rev., 4.00%, 3/1/2023	75	78
Rev., 4.00%, 3/1/2024	110	118

Total Indiana		74,864

Iowa — 0.6%
City of Altoona
Series 2020A, COP, 4.00%, 6/1/2022	225	229
Series 2020A, COP, 4.00%, 6/1/2023	275	290
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	335
City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	239
County of Plymouth GO, AGM, 3.00%, 6/1/2022	290	293
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.63%, 12/9/2021 (b) (e)	18,650	18,646
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.05%, 12/9/2021 (c)	8,500	8,500
North Polk Community School District, Services and Use Tax Series 2020B, Rev., 4.00%, 6/1/2022	450	458

Total Iowa		28,990

Kansas — 0.4%
City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,815	5,821
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2022	200	204
Series 2019A, COP, 5.00%, 9/1/2022	250	259
Series 2019B, COP, 3.00%, 9/1/2023	200	209
Series 2019A, COP, 5.00%, 9/1/2023	125	135
Kansas City, Kansas Community College
Series 2020A, COP, 4.00%, 4/1/2022	600	607
Series 2020A, COP, 4.00%, 4/1/2023	800	837
Series 2020A, COP, 4.00%, 4/1/2024	500	539
Kansas Development Finance Authority, State of Kansas Project
Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,550
Series 2020R, Rev., 5.00%, 11/1/2025	3,570	4,181
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2022	295	302
Series 2020A, GO, 3.00%, 10/1/2023	350	367
Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,124
Sedgwick County Unified School District No. 267 Renwick
Series 2019A, GO, 3.00%, 11/1/2022	100	102
Series 2019A, GO, 3.00%, 11/1/2023	100	105
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	128
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	417
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	424

Total Kansas		18,311

Kentucky — 1.5%
City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center
Rev., 5.00%, 2/1/2022	500	504
Rev., 5.00%, 2/1/2023	600	630
Rev., 5.00%, 2/1/2024	575	629
City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	732
County of Owen, Water Facilities, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,497
Kentucky Asset Liability Commission
Series 2021A, Rev., 5.00%, 11/1/2022	4,500	4,699
Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,718
Series 2021A, Rev., 5.00%, 11/1/2024	2,500	2,825
Series 2021A, Rev., 5.00%, 11/1/2025	3,000	3,496
Kentucky Asset Liability Commission, Federal Highway Trust Fund Series 2020A, Rev., 5.00%, 9/1/2022	3,250	3,366
Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,332
Kentucky Public Energy Authority, Gas Supply
Series A, Rev., 4.00%, 4/1/2022	1,210	1,225
Series A, Rev., 4.00%, 4/1/2024 (c)	18,685	20,050

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kentucky State Property & Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	95
Kentucky State Property & Building Commission, Project No. 125
Series A, Rev., 5.00%, 3/1/2022	5,500	5,566
Series A, Rev., 5.00%, 9/1/2022	3,000	3,109
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2020A, Rev., 0.90%, 9/1/2026	5,000	5,012
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2011A, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 12/9/2021 (c)	1,700	1,700
Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,027
Paducah Electric Plant Board
Rev., 5.00%, 10/1/2022	2,000	2,074
Rev., 5.00%, 10/1/2023	2,000	2,156

Total Kentucky		67,442

Louisiana — 3.6%
Calcasieu Parish School District No. 23, Public School Improvement
GO, 5.00%, 9/1/2023	180	194
GO, 5.00%, 9/1/2024	250	280
Calcasieu Parish School District No. 34 GO, AGM, 3.00%, 1/15/2022	520	522
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	331
Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	255
City of Youngsville, Sales Tax Rev., 3.00%, 12/1/2021	255	255
Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Rev., 5.00%, 12/1/2025	715	834
Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Projects Rev., 5.00%, 2/1/2023 (d)	3,000	3,167
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.70%, 12/9/2021 (b)	40,000	40,075
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (c)	8,410	9,682
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2025	60	69
Series 2020A, Rev., 5.00%, 4/1/2026	100	118
Louisiana Stadium and Exposition District Rev., BAN, 4.00%, 7/3/2023	3,325	3,472
Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.02%, 12/1/2021 (c)	150	150
Parish of St. John the Baptist, Marathon Oil Corp. Project
Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,598
Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	13,492
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2017D, Rev., 0.55%, 5/1/2022 (c)	16,035	16,039
Series 2017A, Rev., 0.60%, 5/1/2023 (c)	60,000	60,025
Zachary Community School District No. 1
GO, 3.00%, 3/1/2022	685	689
GO, 3.00%, 3/1/2023	715	737

Total Louisiana		168,984

Maine — 0.0% (f)
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	298

Maryland — 1.4%
County of Calvert, Consolidated Public Improvement
GO, 4.00%, 7/1/2022	1,940	1,983
GO, 4.00%, 7/1/2023	2,070	2,191
GO, 4.00%, 7/1/2024	2,010	2,199
County of Montgomery, Public Improvement Series 2020B, GO, 4.00%, 11/1/2024	1,000	1,106
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 0.12%, 3/1/2022 (c)	24,500	24,500

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maryland Health and Higher Educational Facilities Authority, Anne Arundel Health System Issue Series 2009-B, Rev., VRDO, LOC: Bank of America NA, 0.05%, 12/9/2021 (c)	1,900	1,900
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program
Series 1985A, Rev., VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	5,400	5,400
Series B, Rev., VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	16,915	16,915
State of Maryland, State and Local Facilities Loan of 2017 Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,292
Washington Suburban Sanitary Commission, Multi-Modal Bond Series A-2, Rev., VRDO, BAN, GTD, LIQ: TD Bank NA, 0.04%, 12/9/2021 (c)	7,500	7,500

Total Maryland		66,986

Massachusetts — 2.8%
City of Boston Series 2020D, GO, 5.00%, 3/1/2024	2,335	2,581
City of Everett, Anticipation Notes GO, BAN, 2.00%, 2/11/2022	10,500	10,539
City of New Bedford GO, BAN, 2.00%, 4/15/2022	9,245	9,310
Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.64%, 12/9/2021 (b)	27,305	27,304
Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,554
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,743
Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,149
Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,784
Series 2020A, Rev., 5.00%, 10/1/2025	975	1,140
Series 2020A, Rev., 5.00%, 10/1/2026	895	1,079
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.47%, 12/9/2021 (b)	10,000	10,001
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.55%, 12/9/2021 (b)	1,500	1,502
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2022	390	400
Rev., 5.00%, 7/1/2024	350	388
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	156
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	108
Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	129
Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	203
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	209
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2022 (d)	2,500	2,568
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	10,501
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.06%, 12/9/2021 (c)	27,170	27,170
University of Massachusetts Building Authority
Rev., 5.00%, 11/1/2024 (d)	9,485	10,759
Series 2015-1, Rev., 5.00%, 11/1/2025 (d)	250	294

Total Massachusetts		130,571

Michigan — 2.1%
City of Charlevoix, Building Authority, Limited Tax
Rev., 4.00%, 10/1/2022	175	180
Rev., 4.00%, 10/1/2023	110	117
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2022	250	252
GO, AGM, 3.00%, 3/1/2023	260	268
GO, AGM, 3.00%, 3/1/2024	265	279
GO, AGM, 3.00%, 3/1/2025	275	296
Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023	200	211
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	238
GO, AGM, 4.00%, 5/1/2026	220	250
GO, AGM, 4.00%, 5/1/2027	210	243

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hopkins Public Schools
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	162
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	384
Huron Valley School District, Unlimited Tax
GO, Q-SBLF, 2.00%, 5/1/2024	5,825	6,050
GO, Q-SBLF, 2.00%, 5/1/2025	2,050	2,152
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	605	637
GO, Q-SBLF, 4.00%, 5/1/2024	690	749
Kelloggsville Public Schools, School Building and Site GO, AGM, 4.00%, 5/1/2022	380	386
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.06%, 12/9/2021 (c)	34,040	34,040
Lakeview School District, School Building & Site, Unlimited Tax Series B, GO, VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	8,330	8,330
Leland Public School District
GO, AGM, 4.00%, 5/1/2022	510	518
GO, AGM, 4.00%, 5/1/2023	785	825
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,288
Michigan Finance Authority, Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.12%, 3/1/2022 (c)	14,500	14,500
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,089
Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.13%, 12/9/2021 (c)	6,085	6,085
Michigan State Housing Development Authority, Woodland Hills Apartments Project Rev., 0.23%, 10/1/2022 (c)	7,200	7,198
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2022	180	185
Rev., 4.00%, 11/15/2023	190	200
Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	2,991
South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax
Rev., 4.00%, 5/1/2022	285	289
Rev., 4.00%, 5/1/2023	480	505
Rev., 4.00%, 5/1/2024	720	779
Waterford School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2022	650	660
GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,410
GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,477
Wayne County Airport Authority Series G, Rev., 5.00%, 12/1/2024	1,000	1,135
Wayne-Westland Community Schools, Building and Site Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2022	160	163
GO, Q-SBLF, 5.00%, 11/1/2022	290	302

Total Michigan		99,823

Minnesota — 0.6%
City of Lakeville Series 2020A, GO, 5.00%, 2/1/2022	20	20
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.04%, 12/9/2021 (c)	6,410	6,410
City of St. Paul Minnesota, Housing and Redevelopment Authority, Alliana Health System Series 2009C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.04%, 12/9/2021 (c)	10,280	10,280
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2022	200	203
Rev., 3.00%, 8/1/2023	100	102
Rev., 3.00%, 8/1/2024	100	103
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2023	210	214
Series 2021A, Rev., 3.00%, 7/1/2024	100	104
Series 2021A, Rev., 3.00%, 7/1/2025	100	105
Series 2021A, Rev., 3.00%, 7/1/2026	180	189

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project
Series 2018-A, Rev., 3.63%, 11/1/2022	345	351
Series 2018-A, Rev., 3.88%, 11/1/2023	325	338
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2022	160	161
Series 2019C, COP, 5.00%, 2/1/2022	135	136
Series 2019B, COP, 5.00%, 2/1/2023	185	194
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2020C, GO, GAN, 0.38%, 12/1/2022	5,000	5,001
Minneapolis-St. Paul Metropolitan Airports Commission Series 2016B, Rev., 5.00%, 1/1/2022	1,325	1,330
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 3.00%, 12/1/2021	75	75
Rev., 3.00%, 12/1/2022	100	102
Rev., 3.00%, 12/1/2023	100	105
White Bear Lake Independent School District No. 624 Series 2017A, GO, 5.00%, 2/1/2022	40	40

Total Minnesota		25,563

Mississippi — 0.1%
City of Tupelo
GO, 4.00%, 12/1/2021	125	125
GO, 4.00%, 12/1/2022	245	254
GO, 4.00%, 12/1/2023	315	338
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,797
Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,535
Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	101
Mississippi Development Bank, Special Obligation, Biloxi Project Rev., 3.00%, 3/1/2022	175	176
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series B, Rev., 5.00%, 1/1/2022	320	321
Series B, Rev., 5.00%, 1/1/2023	370	389
Series B, Rev., 5.00%, 1/1/2024	370	403

Total Mississippi		5,439

Missouri — 0.7%
Belton School District No. 124, Belton School District Project COP, AGM, 4.00%, 1/15/2022 (d)	100	100
City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 12/9/2021 (c)	4,490	4,490
City of St. Peters
COP, 4.00%, 5/1/2022	605	614
COP, 4.00%, 5/1/2023	625	657
COP, 4.00%, 5/1/2024	650	705
COP, 4.00%, 5/1/2025	425	473
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2021	205	205
Rev., 4.00%, 12/1/2022	260	270
Rev., 4.00%, 12/1/2023	520	557
Rev., 4.00%, 12/1/2024	540	595
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,177
Greene County Reorganized School District No. R-8
Series 2019B, GO, 3.00%, 3/1/2022	500	504
Series 2019B, GO, 3.00%, 3/1/2023	595	615
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LIQ: BJC Health System, 0.05%, 12/9/2021 (c)	1,285	1,285
Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,500	8,623
Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50
Nixa Public Schools
Series 2019B, GO, 4.00%, 3/1/2022	175	177
Series 2019B, GO, 5.00%, 3/1/2023	200	212
St. Louis County Special School District
COP, 4.00%, 4/1/2022	395	400
COP, 4.00%, 4/1/2023	410	430
COP, 4.00%, 4/1/2024	605	653

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.17%, 12/9/2021 (c) (e)	8,200	8,200

Total Missouri		33,992

Montana — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.50%, 12/9/2021 (b)	2,940	2,947

Nebraska — 0.4%
City of Omaha, Special Tax Series A, Rev., 5.00%, 1/15/2022	125	126
County of Saunders
GO, 2.00%, 11/1/2022	300	305
GO, 3.00%, 11/1/2023	325	341
GO, 3.00%, 11/1/2024	415	443
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,849
Nebraska Public Power District
Series 2021C, Rev., 5.00%, 1/1/2023	1,600	1,682
Series 2021D, Rev., 5.00%, 1/1/2023	1,500	1,577
Series 2021C, Rev., 5.00%, 1/1/2024	4,710	5,167

Total Nebraska		16,490

Nevada — 0.6%
City of Carson, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	610	740
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e)	595	604
Clark County School District, Limited Tax Series C, GO, 5.00%, 6/15/2023	2,000	2,143
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2008D-3, Rev., VRDO, LOC: Bank of America NA, 0.05%, 12/9/2021 (c)	4,435	4,435
County of Humboldt, Sierra Pacific Power Co. Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,574
County of Washoe, Water Facilities Bonds, Sierra Pacific Power Co. Project
Rev., AMT, 0.62%, 4/15/2022 (c)	4,000	4,002
Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,027
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Series 2020A, Rev., AMT, 0.25%, 2/1/2022 (c) (e)	7,500	7,500

Total Nevada		29,025

New Hampshire — 0.6%
New Hampshire Business Finance Authority Series 2020A-3, Rev., AMT, VRDO, 0.18%, 3/1/2022 (c)	5,000	5,000
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.42%, 12/9/2021 (b)	24,500	24,493

Total New Hampshire		29,493

New Jersey — 3.1%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	84
Series 2021A, Rev., AGM, 5.00%, 7/1/2025	100	115
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	119
City of Newark
Series 2020A, GO, 5.00%, 10/1/2022	750	776
Series 2020B, GO, 5.00%, 10/1/2022	500	518
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,079
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	566
Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,118
Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	726
Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	979
Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	685
Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	888
Cumberland County Improvement Authority (The), Vineland Public Safety Building Project Rev., 5.00%, 12/15/2021	340	341
East Brunswick Township Board of Education, School Energy Savings GO, 5.00%, 8/1/2022	110	114

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Jersey City Municipal Utilities Authority, Water Project Notes Rev., 3.00%, 7/1/2022	16,000	16,242
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350	362
Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	361
Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	477
Series 2020B, Rev., GTD, 5.00%, 9/1/2025	425	493
Series 2020A, Rev., GTD, 5.00%, 9/1/2026	500	598
New Jersey Economic Development Authority, School Facilities Construction
Rev., 5.00%, 6/15/2022	100	103
Rev., 5.00%, 6/15/2023	110	118
Rev., 5.00%, 6/15/2024	300	333
Rev., 5.00%, 6/15/2025	550	632
Rev., 5.00%, 6/15/2026	555	656
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2022	5,590	5,748
Series 2021A, Rev., 5.00%, 7/1/2023	6,810	7,321
New Jersey Transportation Trust Fund Authority
Series 2021A, Rev., 5.00%, 6/15/2025	2,750	3,158
Series 2021A, Rev., 5.00%, 6/15/2026	2,500	2,961
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	8,267
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	421
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,989
Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	6,952
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2023	21,380	22,519
GO, 5.00%, 6/1/2024	26,250	29,194
GO, 5.00%, 6/1/2025	12,670	14,596
Township of Chatham GO, BAN, 1.50%, 4/8/2022	11,475	11,527

Total New Jersey		143,136

New Mexico — 0.2%
City of Rio Rancho, Water and Wastewater System Rev., 5.00%, 5/15/2022	1,250	1,277
City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	600
County of Sandoval GO, 5.00%, 8/1/2022	560	578
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project
Series C, Rev., 2.25%, 7/1/2023	1,525	1,526
Series C, Rev., 2.38%, 7/1/2024	1,525	1,527
University of New Mexico (The), Subordinate Lien System Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.05%, 12/9/2021 (c)	2,360	2,360
University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022	1,500	1,502

Total New Mexico		9,370

New York — 27.2%
Afton Central School District GO, BAN, 1.25%, 7/15/2022	6,000	6,038
Albany City School District
Series 2021A, GO, BAN, 3.00%, 3/25/2022	46,605	47,019
Series B, GO, BAN, 1.00%, 7/29/2022	33,090	33,255
Amsterdam City School District GO, BAN, 1.25%, 6/24/2022	23,548	23,684
Ardsley Union Free School District GO, BAN, 1.25%, 2/11/2022	2,694	2,700
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 12/9/2021 (c)	14,654	14,654
Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 12/9/2021 (c)	935	935
Bay Shore Union Free School District GO, TAN, 1.25%, 6/24/2022	32,500	32,679
Berlin Central School District GO, BAN, 2.00%, 6/29/2022	5,195	5,248
Binghamton City School District Series 2021B, GO, BAN, 1.25%, 11/10/2022	10,500	10,588
Brasher Falls Central School District Series 2021B, GO, BAN, 1.25%, 7/13/2022	15,811	15,912
Broome County Local Development Corp., United Health Services Hospitals, Inc., Project
Rev., AGM, 5.00%, 4/1/2024	500	552
Rev., AGM, 5.00%, 4/1/2025	500	572
Rev., AGM, 5.00%, 4/1/2026	500	590

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Canaseraga Central School District GO, BAN, 1.25%, 7/20/2022	3,640	3,663
Canastota Central School District GO, BAN, 1.25%, 6/29/2022	19,200	19,319
Catskill Central School District GO, BAN, 1.25%, 6/29/2022	26,960	27,120
Center Moriches Union Free School District GO, TAN, 1.25%, 6/24/2022	9,000	9,053
Chenango Forks Central School District Series 2021B, GO, BAN, 1.25%, 6/30/2022	12,000	12,065
Chenango Valley Central School District GO, BAN, 1.25%, 6/24/2022	12,190	12,260
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2022	500	512
GO, 5.00%, 6/1/2023	525	561
GO, 5.00%, 6/1/2024	545	604
City of New York Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	10,520	10,520
City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.04%, 12/9/2021 (c)	2,300	2,300
City of New York, Fiscal Year 2020 Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,561
City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	16,839
City of Rochester Series 2021-I, GO, BAN, 1.50%, 3/3/2022	41,355	41,499
Copiague Union Free School District GO, TAN, 1.25%, 6/22/2022	26,000	26,153
East Quogue Union Free School District GO, TAN, 1.25%, 6/24/2022	5,000	5,029
Edgemont Union Free School District at Greenburgh GO, BAN, 1.25%, 9/2/2022	3,800	3,829
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2021	450	450
GO, 5.00%, 12/1/2022	475	498
GO, 5.00%, 12/1/2023	495	542
GO, 5.00%, 12/1/2024	525	598
GO, 5.00%, 12/1/2025	550	649
Frewsburg Central School District GO, BAN, 1.25%, 6/22/2022	6,177	6,211
Fulton City School District GO, BAN, 1.25%, 7/22/2022	10,000	10,060
Gananda Central School District GO, BAN, 1.25%, 6/30/2022	8,000	8,049
Geneva City School District GO, RAN, 1.25%, 6/22/2022	7,000	7,037
Gowanda Central School District GO, BAN, 1.25%, 6/21/2022	10,911	10,970
Granville Central School District GO, BAN, 1.25%, 6/17/2022	13,951	14,029
Hamilton Central School District GO, BAN, 1.25%, 7/8/2022	5,796	5,839
Harborfields Central School District GO, BAN, 1.25%, 9/8/2022	14,609	14,729
Hempstead Town Local Development Corp., Adelphi University Project
Rev., 4.00%, 2/1/2022	50	50
Rev., 4.00%, 2/1/2023	100	104
Rev., 4.00%, 2/1/2024	200	214
Hempstead Union Free School District
Series A, GO, RAN, 1.00%, 6/30/2022	6,000	6,026
Series 2021B, GO, BAN, 1.00%, 7/13/2022	4,130	4,150
Hermon-DeKalb Central School District GO, BAN, 1.25%, 6/30/2022	14,000	14,078
Hoosick Falls Central School District GO, BAN, 1.25%, 8/5/2022	12,500	12,582
Jamesville-Dewitt Central School District GO, BAN, 1.25%, 7/15/2022	21,000	21,141
Lewiston-Porter Central School District GO, BAN, 1.25%, 6/15/2022	8,090	8,134
Lisbon Central School District GO, BAN, 1.25%, 7/15/2022	5,200	5,234
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	25,000	25,186
Series 2020A, Rev., 5.00%, 9/1/2026	680	819
Mattituck-Cutchogue Union Free School District GO, TAN, 1.25%, 6/24/2022	8,500	8,551
Mcgraw Central School District GO, BAN, 1.25%, 6/28/2022	8,855	8,909
Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 0.46%, 1/1/2022 (b)	1,670	1,659
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,500	20,739
Middleburgh Central School District GO, BAN, 1.25%, 6/28/2022	9,770	9,825
Moriah Central School District GO, BAN, 1.25%, 7/14/2022	6,815	6,860
Mount Vernon City School District
GO, 5.00%, 12/1/2021	885	885
GO, 5.00%, 12/1/2022	1,965	2,054

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 0.05%, 12/9/2021 (c)	2,570	2,570
New York City Industrial Development Agency, Queens Baseball Stadium Project
Rev., AGM, 5.00%, 1/1/2024	1,000	1,095
Rev., AGM, 5.00%, 1/1/2025	2,000	2,273
Rev., AGM, 5.00%, 1/1/2026	1,000	1,173
Rev., AGM, 5.00%, 1/1/2027	1,000	1,207
New York City Water and Sewer System, Fiscal Year 2003 Subseries F1B, Rev., VRDO, LIQ: U.S. Bank NA, 0.05%, 12/9/2021 (c)	150	150
New York City Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 12/1/2021 (c)	14,600	14,600
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Subseries BB-1, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.04%, 12/9/2021 (c)	11,390	11,390
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 12/1/2021 (c)	11,200	11,200
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.05%, 12/9/2021 (c)	5,680	5,680
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-2, Rev., 5.00%, 6/15/2025	4,420	4,838
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	988
New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	7,791
New York State Dormitory Authority, St. John’s University
Series 2021A, Rev., 4.00%, 7/1/2022	1,500	1,533
Series 2021A, Rev., 5.00%, 7/1/2025	750	866
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	460
New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.07%, 12/9/2021 (c)	46,100	46,100
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	14,704
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2021	1,000	1,000
Rev., 5.00%, 12/1/2022	750	783
Rev., 5.00%, 12/1/2023	800	869
Rev., 5.00%, 12/1/2024	800	899
Rev., 5.00%, 12/1/2025	500	579
Rev., 5.00%, 12/1/2026	750	890
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	858
North Syracuse Central School District GO, BAN, 1.25%, 8/5/2022	40,300	40,577
Northeastern Clinton Central School District GO, BAN, 1.25%, 9/2/2022	20,000	20,154
Oakfield-Alabama Central School District GO, BAN, 1.25%, 7/19/2022	11,000	11,074
Odessa-Montour Central School District GO, BAN, 1.25%, 7/15/2022	11,200	11,273
Owego Apalachin Central School District GO, BAN, 1.25%, 6/29/2022	22,476	22,616
Oxford Academy and Central School District GO, BAN, 2.00%, 7/8/2022	5,580	5,639
Palmyra Macedon Central School District GO, BAN, 1.25%, 6/16/2022	16,220	16,314
Pine Valley Central School District GO, BAN, 1.25%, 6/15/2022	6,420	6,454
Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	10,815
Sachem Central School District GO, TAN, 1.25%, 6/23/2022	50,000	50,299
Sandy Creek Central School District GO, BAN, 1.25%, 6/24/2022	20,222	20,334

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Seneca Falls Central School District GO, BAN, 1.25%, 6/28/2022	14,715	14,805
Smithtown Central School District GO, TAN, 1.25%, 6/29/2022	50,000	50,309
Solvay Union Free School District GO, BAN, 1.25%, 6/29/2022	25,530	25,678
Springs Union Free School District GO, TAN, 1.25%, 6/24/2022	6,000	6,036
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2022	410	424
GO, 4.00%, 11/1/2023	1,000	1,068
GO, 4.00%, 11/1/2024	950	1,048
GO, 4.00%, 11/1/2025	495	560
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005A, Rev., VRDO, LOC: Barclays Bank plc, 0.04%, 12/9/2021 (c)	21,445	21,445
Series 2021A, Rev., BAN, 5.00%, 11/1/2025	15,000	17,598
Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	16,942
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History Series 2014B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.05%), 0.10%, 12/2/2021 (b)	8,000	8,000
Union Endicott Central School District GO, BAN, 1.25%, 6/24/2022	8,513	8,564
Wantagh Union Free School District GO, TAN, 1.25%, 6/24/2022	10,000	10,060
Waterville Central School District Series 2021B, GO, BAN, 1.25%, 7/15/2022	12,310	12,383
Watervliet City School District GO, BAN, 1.25%, 4/27/2022	10,000	10,042
West Babylon Union Free School District GO, TAN, 1.25%, 6/24/2022	22,000	22,131
Whitesboro Central School District GO, BAN, 1.25%, 6/24/2022	20,717	20,837
Williamson Central School District GO, BAN, 1.25%, 7/15/2022	9,272	9,333
Windsor Central School District GO, BAN, 1.25%, 6/16/2022	9,649	9,702
Wyandanch Union Free School District GO, TAN, 1.25%, 6/24/2022	12,000	12,069
Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 7/28/2022	14,000	14,090

Total New York		1,267,343

North Carolina — 3.8%
Buncombe County Metropolitan Sewerage District Series 2008A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 12/9/2021 (c)	19,975	19,975
City of Charlotte, Water & Sewer System Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.05%, 12/9/2021 (c)	25,950	25,950
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.05%, 12/9/2021 (c)	23,300	23,300
City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ: PNC Bank NA, 0.05%, 12/9/2021 (c)	8,115	8,115
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	859
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	859
Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,828
County of Harnett, Limited Obligation
Rev., 3.00%, 12/1/2021	2,015	2,015
Rev., 4.00%, 12/1/2022	1,700	1,765
Rev., 4.00%, 12/1/2023	1,650	1,772
Rev., 4.00%, 12/1/2024	1,000	1,106
Rev., 5.00%, 12/1/2025	1,000	1,174
County of Orange, Limited Obligation
Series 2021A, Rev., 5.00%, 11/15/2022	1,405	1,469
Series 2021A, Rev., 5.00%, 11/15/2023	630	688
Series 2021A, Rev., 5.00%, 11/15/2024	350	398
Series 2021A, Rev., 5.00%, 11/15/2025	250	294
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,840	3,345
North Carolina Medical Care Commission, Moses Cone Health System, Second Generation Resolution Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.05%, 12/9/2021 (c)	26,170	26,170
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	43,361
State of North Carolina, Build NC Programs, Limited Obligation Series 2020B, Rev., 5.00%, 5/1/2022	7,000	7,141

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.46%, 1/4/2022 (b)	3,750	3,755

Total North Carolina		175,339

Ohio — 4.8%
City of Akron, Various Purpose
GO, 2.00%, 12/1/2022	565	574
GO, 2.00%, 12/1/2023	485	500
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	276
City of Elyria, Limited Tax
Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,010
Series 2019-2, GO, 4.00%, 12/1/2022	935	970
City of Lakewood, Income Tax Rev., 0.75%, 3/22/2022	5,000	5,010
City of Lorain, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2021	220	220
Series 2020A, GO, 4.00%, 12/1/2022	280	290
Series 2020A, GO, 4.00%, 12/1/2023	300	321
Series 2020A, GO, 4.00%, 12/1/2024	250	275
City of Toledo, Limited Tax, Capital Improvement
GO, AGM, 5.00%, 12/1/2021	1,275	1,275
GO, AGM, 5.00%, 12/1/2022	1,305	1,366
City of Whitehall, Special Obligation Nontax Rev., 1.00%, 12/8/2021	3,810	3,811
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2025	100	115
Rev., 5.00%, 7/1/2026	125	147
County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.07%, 12/9/2021 (c)	50,865	50,865
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,038
County of Franklin, Hospital Facilities, OhioHealth Corp.
Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 12/9/2021 (c)	38,030	38,030
Series 2011C, Rev., VRDO, 0.04%, 12/9/2021 (c)	200	200
County of Ross, Adena Health System Obligated Group Project
Rev., 5.00%, 12/1/2021	335	335
Rev., 5.00%, 12/1/2022	355	371
Rev., 5.00%, 12/1/2023	490	533
Euclid City School District
COP, 4.00%, 12/1/2023	70	75
COP, 4.00%, 12/1/2024	180	198
Lancaster Port Authority, Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	5,000	5,667
Ohio Housing Finance Agency, Carnegie Tower Project Rev., FHA, 0.35%, 10/1/2022 (c)	10,200	10,211
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 12/9/2021 (c)	73,645	73,645
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 0.04%, 12/9/2021 (c)	12,000	12,000
State of Ohio, Infrastructure Improvement Series A, GO, VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	1,985	1,985
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.11%, 12/9/2021 (c)	8,250	8,250
Village of Obetz, Various Purpose Rev., 5.00%, 12/1/2021	125	125
Zanesville City School District, Unlimited Tax GO, 4.00%, 12/1/2021	595	595

Total Ohio		221,283

Oklahoma — 0.4%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2021	140	140
Rev., 4.00%, 12/1/2022	190	197
Rev., 4.00%, 12/1/2023	155	166
Rev., 4.00%, 12/1/2024	165	181
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023	1,000	1,047
City of Moore GO, 1.25%, 4/1/2022	1,550	1,555
Cleveland County Educational Facilities Authority, Lexington Public Schools Project
Rev., 4.00%, 9/1/2022	125	129
Rev., 4.00%, 9/1/2023	270	286

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2021	410	410
Rev., 4.00%, 12/1/2023	450	479
Elk City Industrial Authority, Sales Tax Rev., 2.00%, 5/1/2023	140	142
Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project
Rev., 3.00%, 3/1/2022	725	730
Rev., 3.00%, 3/1/2023	730	753
Garvin County Educational Facilities Authority, Pernell Public Schools Project
Rev., 4.00%, 9/1/2022	135	139
Rev., 4.00%, 9/1/2023	110	117
Rev., 4.00%, 9/1/2024	160	174
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2022	200	206
Rev., 4.00%, 9/1/2023	300	318
Rev., 4.00%, 9/1/2024	245	267
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project
Rev., 3.00%, 3/1/2022	165	166
Rev., 3.00%, 3/1/2023	385	397
Rev., 3.00%, 3/1/2024	270	285
Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	965
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,914
Oklahoma Housing Finance Agency, Central Oklahoma Portfolio Rev., 0.28%, 8/1/2022 (c)	2,500	2,502
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2024	250	274
Rev., 4.00%, 12/1/2026	250	285
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 2.00%, 9/1/2022	125	127
Rev., 4.00%, 9/1/2023	175	186
Rev., 4.00%, 9/1/2024	435	473
Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2023	525	557

Total Oklahoma		18,567

Oregon — 0.2%
County of Yamhill, Linfield University Project
Rev., 4.00%, 10/1/2022	250	257
Rev., 4.00%, 10/1/2023	435	461
Rev., 4.00%, 10/1/2024	425	461
Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 10/1/2025 (d)	1,000	1,161
State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	3,350	3,370
State of Oregon, Veterans Welfare Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.05%, 12/9/2021 (c)	3,500	3,500
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	415	415
Series 2021B-2, Rev., 2.13%, 11/15/2027	500	501

Total Oregon		10,126

Pennsylvania — 4.8%
Allegheny County Sanitary Authority, Sewer
Series 2020B, Rev., 3.00%, 6/1/2022	250	253
Series 2020A, Rev., 4.00%, 6/1/2024	300	326
Series 2020A, Rev., 4.00%, 6/1/2025	150	168
Series 2020B, Rev., 4.00%, 6/1/2025	210	235
Series 2020A, Rev., 5.00%, 6/1/2026	425	504
Allentown City School District, Obligation Tax GO, TRAN, 1.00%, 3/31/2022	2,250	2,250
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	211
Ambridge Borough Water Authority
Rev., 4.00%, 11/15/2022	175	181
Rev., 4.00%, 11/15/2023	175	187
Apollo-Ridge School District
Series 2019A, GO, 2.00%, 9/1/2022	375	380
Series 2019A, GO, 4.00%, 9/1/2023	385	409
Series 2019A, GO, 4.00%, 9/1/2024	450	489
Armstrong School District
Series A, GO, 3.00%, 3/15/2022	235	237
Series B, GO, 3.00%, 3/15/2022	300	302
Series A, GO, 3.00%, 3/15/2023	240	248
Series B, GO, 3.00%, 3/15/2023	400	413

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, Rev., 5.00%, 2/1/2022	500	503
Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,351
Series 2020A, Rev., 5.00%, 2/1/2024	425	454
Series 2020A, Rev., 5.00%, 2/1/2025	600	657
Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,136
Big Beaver Falls Area School District, Unlimited Tax
GO, 4.00%, 3/15/2022	1,155	1,167
GO, 5.00%, 3/15/2023	1,200	1,270
Burgettstown Area School District
Series A, GO, 3.00%, 3/15/2022	100	101
Series A, GO, 4.00%, 3/15/2023	200	209
Carmichaels Area School District, Limited Tax
GO, 4.00%, 9/1/2022	190	195
GO, 4.00%, 9/1/2023	150	159
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2021	225	225
Rev., AGM, 4.00%, 12/1/2022	165	171
Rev., AGM, 4.00%, 12/1/2023	225	240
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023	230	241
Series 2020A, Rev., 3.00%, 9/1/2024	215	230
Series 2020A, Rev., 5.00%, 9/1/2025	250	291
City of Altoona, Guaranteed Sewer
GO, AGM, 5.00%, 12/1/2021	265	265
GO, AGM, 5.00%, 12/1/2022	200	209
GO, AGM, 5.00%, 12/1/2023	300	327
City of Lebanon Authority, Green Bond
Rev., 4.00%, 12/15/2021	240	240
Rev., 4.00%, 12/15/2022	275	285
Rev., 4.00%, 12/15/2023	360	387
City of Philadelphia
Series 2019A, GO, 5.00%, 8/1/2022	4,755	4,907
Series 2017A, GO, 5.00%, 8/1/2026	6,030	7,216
City of Philadelphia, Airport System
Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,652
Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,790
Series 2020A, Rev., 5.00%, 7/1/2026	1,160	1,382
City of Philadelphia, Water and Wastewater System Rev., 5.00%, 11/1/2022 (d)	1,465	1,529
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	358
Connellsville Area School District
Series A, GO, AGM, 2.00%, 5/15/2022	70	71
Series A, GO, AGM, 2.00%, 5/15/2023	70	71
Cornell School District GO, AGM, 4.00%, 9/1/2022	200	205
County of Armstrong
GO, AGM, 4.00%, 6/1/2022	380	387
Series A, GO, 4.00%, 6/1/2022	430	437
GO, AGM, 4.00%, 6/1/2023	225	237
Series A, GO, 5.00%, 6/1/2023	225	241
GO, AGM, 4.00%, 6/1/2024	230	250
GO, AGM, 4.00%, 6/1/2025	240	268
County of Indiana
GO, 2.00%, 12/15/2021	60	60
GO, 2.00%, 12/15/2022	180	183
GO, 2.00%, 12/15/2023	260	268
GO, 3.00%, 12/15/2024	430	462
GO, 3.00%, 12/15/2025	250	272
GO, 3.00%, 12/15/2026	435	480
County of Lackawanna
Series 2020A, GO, 4.00%, 3/15/2022	200	202
Series 2020B, GO, 4.00%, 9/1/2022	135	139
Series 2020A, GO, 4.00%, 3/15/2023	200	209
Series 2020B, GO, 4.00%, 9/1/2023	305	323
Series 2020A, GO, 4.00%, 3/15/2024	300	323
Series 2020B, GO, 4.00%, 9/1/2024	680	742
Series 2020A, GO, 4.00%, 3/15/2025	300	331
Series 2020B, GO, 4.00%, 9/1/2025	685	765
Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,649
County of Somerset
GO, 2.00%, 10/1/2022	340	345
GO, 2.00%, 10/1/2023	335	344
GO, 2.00%, 10/1/2024	300	313
County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,553

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dallas School District
GO, AGM, 4.00%, 10/15/2022	300	309
GO, AGM, 5.00%, 10/15/2023	175	188
GO, AGM, 5.00%, 10/15/2024	325	364
Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.04%, 12/9/2021 (c)	4,100	4,100
Iroquois School District
GO, 4.00%, 10/1/2022	390	402
GO, 4.00%, 10/1/2023	200	213
Lycoming County Water and Sewer Authority
Rev., AGM, 4.00%, 11/15/2022	200	207
Rev., AGM, 4.00%, 11/15/2023	150	160
Mars Area School District Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	124
Middletown Township Sewer Authority
Rev., GTD, 4.00%, 10/1/2022	265	273
Rev., GTD, 4.00%, 10/1/2023	210	224
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2022	300	304
Rev., 5.00%, 4/1/2023	300	317
Rev., 5.00%, 4/1/2024	300	328
Rev., 5.00%, 4/1/2025	250	282
Rev., 5.00%, 4/1/2026	165	191
Montgomery County Industrial Development Authority, Meadowood Senior Living Project Series A, Rev., 3.00%, 12/1/2021	250	250
Montour School District GO, 3.00%, 10/1/2023	200	209
Muncy School District GO, 4.00%, 5/15/2023	345	363
Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,090
Municipality of Penn Hills
Series A, GO, 3.00%, 12/1/2021	340	340
Series A, GO, 3.00%, 12/1/2022	345	354
Series A, GO, 3.00%, 12/1/2023	305	321
Neshannock Township School District
Series 2019AA, GO, 4.00%, 9/1/2022	150	154
Series 2019AA, GO, 4.00%, 9/1/2023	200	213
New Castle Area School District
GO, 3.00%, 3/1/2022	610	614
GO, 3.00%, 3/1/2023	1,000	1,032
GO, 4.00%, 3/1/2024	240	257
North Penn School District Series 2019A, GO, 3.00%, 1/15/2022	65	65
Northeast Bradford School District
GO, AGM, 2.00%, 6/1/2022	320	323
GO, AGM, 3.00%, 6/1/2023	330	343
Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	718
Penn Hills School District
GO, 3.00%, 10/1/2022	1,725	1,763
GO, 4.00%, 10/1/2023	1,790	1,900
GO, 4.00%, 10/1/2024	1,855	2,027
GO, 5.00%, 10/1/2025	4,615	5,343
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,482
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,410
Pennsylvania Turnpike Commission
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.65%, 12/9/2021 (b)	18,000	18,191
Series A, Rev., 5.00%, 12/1/2022	1,000	1,047
Series 2020B, Rev., 5.00%, 12/1/2023	425	465
Series A, Rev., 5.00%, 12/1/2023	1,000	1,093
Series 2020B, Rev., 5.00%, 12/1/2024	450	511
Series 2020B, Rev., 5.00%, 12/1/2025	325	382
Series 2020B, Rev., 5.00%, 12/1/2026	400	483
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	7,095	7,095
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.05%, 12/9/2021 (c)	20,300	20,300
Pittsburgh School District
GO, 5.00%, 9/1/2022	1,690	1,751
GO, 5.00%, 9/1/2023	1,810	1,957
Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	250	259

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Punxsutawney Area School District
Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	302
Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	271
Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	169
School District of Philadelphia (The)
Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,088
Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,135
School District of the City of Erie (The), Limited Tax
Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	330
Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	334
Selinsgrove Area School District
Series A, GO, 2.00%, 3/1/2022	5	5
Series B, GO, 3.00%, 3/1/2022	130	131
Series A, GO, 2.00%, 9/1/2022	400	405
Series A, GO, 2.00%, 3/1/2023	5	5
Series B, GO, 3.00%, 3/1/2023	95	98
Series A, GO, 2.00%, 9/1/2023	585	601
Southcentral General Authority, Wellspan Health Obligated Group Series C, Rev., VRDO, LIQ: Bank of America NA, 0.08%, 12/9/2021 (c)	16,000	16,000
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2022	500	512
Rev., 5.00%, 6/1/2023	750	803
Rev., 5.00%, 6/1/2024	755	840
Rev., 5.00%, 6/1/2025	1,250	1,441
Rev., 5.00%, 6/1/2026	750	892
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 4.00%, 2/1/2022	1,125	1,132
Rev., AGM, 4.00%, 2/1/2023	1,500	1,563
Rev., AGM, 5.00%, 2/1/2026	1,995	2,345
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	481
State Public School Building Authority, Community College of Philadelphia Project Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	318
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax
Series 2019B, GO, 4.00%, 11/1/2022	240	248
Series 2019B, GO, 4.00%, 11/1/2023	250	267
Steelton-Highspire School District, Limited Tax
GO, 4.00%, 11/15/2022	60	62
GO, 4.00%, 11/15/2023	85	90
Township of Butler
GO, 5.00%, 10/1/2022	250	260
GO, 5.00%, 10/1/2023	260	281
GO, 5.00%, 10/1/2024	275	309
Township of East Coventry
GO, 3.00%, 12/1/2025	345	376
GO, 3.00%, 12/1/2026	275	304
Township of East Pennsboro, Cumberland County GO, 3.00%, 9/1/2022	175	179
Township of Radnor
GO, 2.00%, 6/15/2022	190	192
GO, 3.00%, 6/15/2024	145	154
Uniontown Area School District
GO, 2.00%, 10/1/2023	530	544
GO, 3.00%, 10/1/2024	900	961
University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.41%, 12/9/2021 (b)	47,000	47,180
Upper Allegheny Joint Sanitary Authority
Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	205
Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	228
Waynesboro Area School District, Franklin County
GO, 5.00%, 10/1/2022	305	317
GO, 5.00%, 10/1/2023	320	346
Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	122
Wyalusing Area School District
GO, 3.00%, 4/1/2022	150	151
GO, AGM, 4.00%, 4/1/2022	315	319
GO, 3.00%, 4/1/2023	200	207
GO, AGM, 4.00%, 4/1/2023	400	420
GO, 3.00%, 4/1/2024	185	196
GO, 3.00%, 4/1/2025	200	216
GO, 3.00%, 4/1/2026	300	330

Total Pennsylvania		223,826

Rhode Island — 0.4%
City of Pawtucket
Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	214
Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	215
Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	73
Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	402

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rhode Island Health and Educational Building Corp., Public School Financing Program
Series 2021F, Rev., 4.00%, 5/15/2024	1,790	1,947
Series 2021F, Rev., 3.00%, 5/15/2026	1,225	1,350
Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.02%, 12/1/2021 (c)	12,105	12,105
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 5.00%, 10/1/2023	125	135

Total Rhode Island		16,457

South Carolina — 0.3%
Charleston County School District GO, SCSDE, 5.00%, 3/1/2024	3,000	3,315
Chester Sewer District, Wastewater System Improvement Rev., 4.00%, 6/1/2023	75	79
County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	7,000	7,034
Educational Facilities Authority, Wofford College Rev., 2.37%, 4/1/2022 (c)	500	503
Piedmont Municipal Power Agency Series 2021A, Rev., 4.00%, 1/1/2024	1,525	1,639
SCAGO Educational Facilities Corp. for Pickens School District Rev., 5.00%, 12/1/2021	50	50
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (e)	600	606
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	135

Total South Carolina		13,361

South Dakota — 0.0% (f)
South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2022	375	381

Tennessee — 1.5%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartment Rev., 0.20%, 8/1/2023 (c)	2,000	1,995
City of Memphis, General Improvement
Series 2020A, GO, 5.00%, 12/1/2021	875	875
Series 2020A, GO, 5.00%, 12/1/2022	2,035	2,133
Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,334
Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,552
County of Hamilton
Series 2020B, GO, 5.00%, 3/1/2022	3,255	3,294
Series 2020B, GO, 5.00%, 3/1/2023	3,270	3,467
Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,708
County of Shelby, Public Improvement Series 2006B, GO, VRDO, 0.06%, 12/9/2021 (c)	5,015	5,015
Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,140
Knoxville’s Community Development Corp., Austin Homes 18 Project Rev., 0.22%, 10/1/2023 (c)	4,500	4,485
Lewisburg Industrial Development Board, Lewisburg Summit Apartments, Multi-Family Rev., 1.55%, 3/1/2022 (c)	1,900	1,906
Memphis-Shelby County Airport Authority
Series 2021B, Rev., AMT, 5.00%, 7/1/2022	305	313
Series 2021C, Rev., AMT, 5.00%, 7/1/2022	185	190
Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	692
Series 2021C, Rev., AMT, 5.00%, 7/1/2024	850	946
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,146
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	325	336

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Government of Nashville and Davidson County Series 2021A, GO, 5.00%, 7/1/2026	600	719
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	10,218
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2022	175	182
Series 2021A, Rev., 5.00%, 11/1/2023	250	271
Series 2021A, Rev., 5.00%, 11/1/2024	250	280
Series 2021A, Rev., 5.00%, 11/1/2025	290	335
Series 2021A, Rev., 5.00%, 11/1/2026	350	416
Series 2021A, Rev., 5.00%, 11/1/2027	1,000	1,217
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (c)	17,045	17,827

Total Tennessee		67,992

Texas — 7.6%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 3.00%, 8/15/2022	635	647
Rev., PSF-GTD, 3.00%, 8/15/2023	655	684
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	224
Series 2018C, Rev., 5.00%, 8/1/2025	200	233
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2022	165	166
Rev., 5.00%, 2/1/2023	170	180
Avery Ranch Road District No. 1, Unlimited Tax
GO, 3.00%, 8/15/2022	615	627
GO, 3.00%, 8/15/2023	810	846
Big Oaks Municipal Utility District, Waterworks & Sewer System, Unlimited Tax
GO, AGM, 3.00%, 3/1/2022	345	347
GO, AGM, 3.00%, 3/1/2023	905	934
Board of Regents of the University of Texas System, Financing System Series 2008B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 0.03%, 12/9/2021 (c)	4,495	4,495
Bridgestone Municipal Utility District, Unlimited Tax
Series A, GO, AGM, 2.00%, 5/1/2022	110	111
Series A, GO, AGM, 3.00%, 5/1/2023	85	88
Brushy Creek Municipal Utility District, Unlimited Tax
GO, 3.00%, 6/1/2022	235	238
GO, 3.00%, 6/1/2023	250	260
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (c)	11,100	11,044
Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	7,134
City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2022	4,250	4,442
City of El Paso, Certificates of Obligation, Combination Tax
GO, 5.00%, 8/15/2022	400	414
GO, 5.00%, 8/15/2023	515	556
GO, 5.00%, 8/15/2024	700	785
City of El Paso, Improvement Bond Series 2020A, GO, 5.00%, 8/15/2024	275	309
City of Fort Worth Rev., 4.00%, 2/15/2022	50	50
City of Galveston, Certificates of Obligation GO, 4.00%, 5/1/2022	590	599
City of Garland, Electric Utility System Series 2019A, Rev., 5.00%, 3/1/2022	1,395	1,412
City of Houston, Airport System, Subordinate Lien
Series 2021A, Rev., AMT, 5.00%, 7/1/2023	850	913
Series 2021A, Rev., AMT, 5.00%, 7/1/2024	500	556
Series 2021A, Rev., AMT, 5.00%, 7/1/2025	500	575
Series 2021A, Rev., AMT, 5.00%, 7/1/2026	1,250	1,481
Series 2021A, Rev., AMT, 5.00%, 7/1/2027	1,000	1,214
City of Houston, Combined Utility System, First Lien
Series 2004B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.06%, 12/9/2021 (c)	9,000	9,000
Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 12/9/2021 (c)	27,250	27,250
Series B-2, Rev., VRDO, LOC: Citibank NA, 0.06%, 12/9/2021 (c)	22,500	22,500

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Irving, Hotel Occupancy, Occupancy Tax
Rev., 5.00%, 8/15/2022	50	51
Rev., 5.00%, 8/15/2023	50	54
City of Kenedy, Combination Tax, Certificates of Obligation
GO, 4.00%, 5/1/2022	120	122
GO, 4.00%, 5/1/2023	125	131
City of Port Arthur
GO, AGM, 3.00%, 2/15/2022	765	769
GO, AGM, 5.00%, 2/15/2023	910	961
City of Port Arthur, Combination Tax
Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	353
Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	381
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	418
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	457
City of Rio Grande City GO, 5.00%, 2/15/2022	40	40
City of Sulphur Springs GO, AGM, 3.00%, 9/1/2022	520	531
City of Universal City, Improvement Bonds
GO, 4.00%, 8/15/2022	145	149
GO, 2.00%, 8/15/2023	230	236
Clear Brook City Municipal Utility District, Unlimited Tax GO, AGM, 2.10%, 2/1/2023	450	458
County of Bexar, Tax Exempt Venue Project
Rev., 5.00%, 8/15/2022	275	282
Rev., 5.00%, 8/15/2023	275	294
County of Collin, Limited Tax GO, 5.00%, 2/15/2022	9,755	9,852
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2022	250	253
Series 2020A, GO, 5.00%, 2/15/2023	110	116
Series 2020A, GO, 5.00%, 2/15/2024	125	138
Series 2020A, GO, 5.00%, 2/15/2025	130	148
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2023	155	164
GO, 5.00%, 2/15/2024	210	231
GO, 5.00%, 2/15/2025	255	291
Cypress Hill Municipal Utility District No. 1, Unlimited Tax
GO, 2.00%, 9/1/2022	190	192
GO, 3.00%, 9/1/2023	270	281
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2020A, GO, PSF-GTD, 4.00%, 2/15/2022	4,430	4,465
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	5,000	5,288
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	234
GO, PSF-GTD, 3.00%, 8/15/2027	115	117
Fort Bend County Levee Improvement District No. 11, Levee Improvement, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	418
Fort Bend County Municipal Utility District No. 116, Unlimited Tax
GO, 3.00%, 9/1/2022	460	469
GO, 3.00%, 9/1/2023	450	470
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,700	3,688
Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	22,858
Greenhawe Water Control and Improvement District No. 2
GO, AGM, 3.00%, 9/1/2022	190	194
GO, AGM, 3.00%, 9/1/2023	200	208
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,750
Series 2016D, Rev., VRDO, 0.05%, 12/9/2021 (c)	11,995	11,995
Series 2019F, Rev., VRDO, 0.05%, 12/9/2021 (c)	18,300	18,300
Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.47%, 12/9/2021 (b)	10,000	9,999
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.62%, 12/9/2021 (b)	9,000	9,035
Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,781
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,436
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	5,997
Harris County Fresh Water Supply District No. 61
GO, AGM, 4.00%, 9/1/2023	445	472
GO, AGM, 3.00%, 9/1/2024	695	744

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Harris County Municipal Utility District No. 096, Unlimited Tax, Green Bond GO, 2.00%, 9/1/2023	195	200
Harris County Municipal Utility District No. 152, Unlimited Tax
GO, AGM, 3.00%, 8/1/2022	280	285
GO, AGM, 3.00%, 8/1/2023	400	417
Harris County Municipal Utility District No. 157, Unlimited Tax GO, AGM, 3.00%, 3/1/2023	425	439
Harris County Municipal Utility District No. 276, Unlimited Tax
GO, 3.00%, 9/1/2022	365	372
GO, 3.00%, 9/1/2023	745	775
Harris County Municipal Utility District No. 281, Unlimited Tax, Green Bond
GO, 2.00%, 9/1/2022	300	304
GO, 2.00%, 9/1/2023	305	313
Harris County Municipal Utility District No. 374, Unlimited Tax
GO, 3.00%, 9/1/2022	145	147
GO, 3.00%, 9/1/2023	115	120
Harris County Municipal Utility District No. 391, Unlimited Tax GO, 3.00%, 9/1/2023	400	417
Harris County Municipal Utility District No. 419, Unlimited Tax
GO, 3.00%, 9/1/2022	175	178
GO, 3.00%, 9/1/2023	455	476
Harris County Municipal Utility District No. 55, Unlimited Tax
GO, 3.00%, 2/1/2022	260	261
GO, 3.00%, 2/1/2023	785	809
Harris County Water Control and Improvement District No. 119, Unlimited Tax
GO, AGM, 3.00%, 10/1/2022	365	373
GO, AGM, 3.00%, 10/1/2023	375	392
Hunters Glen Municipal Utility District, Waterworks and Sewer System
Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	332
Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	607
La Joya Independent School District, Maintenance Tax
GO, AGM, 4.00%, 2/15/2022	390	393
GO, AGM, 4.00%, 2/15/2023	420	438
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	303
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,762
McLennan County Junior College District Rev., AGM, 3.00%, 4/15/2022	100	101
Metropolitan Transit Authority of Harris County Sales and Use Tax Series 2016A, Rev., 5.00%, 11/1/2024	6,290	7,129
Mission Economic Development Corp., Waste Management, Inc.
Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 0.42%, 12/9/2021 (b)	10,000	9,998
Series 2020A, Rev., AMT, VRDO, 0.18%, 3/1/2022 (c)	5,000	5,000
Series 2020B, Rev., AMT, VRDO, 0.18%, 3/1/2022 (c)	11,250	11,250
Montgomery County Municipal Utility District No. 94, Unlimited Tax
GO, 2.00%, 10/1/2022	185	188
GO, 2.00%, 10/1/2023	185	190
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.10%, 1/1/2023	90	91
Series 2020A, Rev., 2.20%, 1/1/2024	180	183
Series 2020A, Rev., 2.25%, 1/1/2025	315	320
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2022	1,495	1,531
North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2025	4,725	4,962
North Texas Tollway Authority, Second Tier
Series B, Rev., 4.00%, 1/1/2022	800	802
Series B, Rev., 5.00%, 1/1/2023	5,000	5,255
Series B, Rev., 5.00%, 1/1/2024	5,500	6,026
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax
GO, AGM, 2.00%, 10/1/2022	100	101
GO, AGM, 2.00%, 10/1/2023	105	108
Pecan Grove Municipal Utility District, Unlimited Tax
GO, AGM, 3.00%, 9/1/2022	195	199
GO, 4.00%, 9/1/2022	710	729
GO, AGM, 3.00%, 9/1/2023	345	360
GO, 4.00%, 9/1/2023	740	785
GO, AGM, 3.00%, 9/1/2024	600	639
Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,306

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Plano Public Facility Corp., K Avenue Lofts Rev., VRDO, 0.65%, 12/1/2024 (c)	9,500	9,500
Robstown Independent School District, Unlimited Tax
GO, PSF-GTD, 2.00%, 2/15/2022	325	326
GO, PSF-GTD, 3.00%, 2/15/2023	650	670
GO, PSF-GTD, 3.00%, 2/15/2024	360	381
Sienna Plantation Municipal Utility District No. 3, Unlimited Tax
GO, 2.00%, 3/1/2022	225	226
GO, 2.00%, 3/1/2023	185	189
Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,684
State of Texas, Veterans
GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.06%, 12/9/2021 (c)	15,790	15,790
Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 12/9/2021 (c)	11,030	11,030
State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust, 0.06%, 12/9/2021 (c)	5,535	5,535
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008-C, Rev., VRDO, 0.05%, 12/9/2021 (c)	1,175	1,175
Tarrant Regional Water District Water Supply System Series 2020C, Rev., 4.00%, 3/1/2022	3,325	3,357
Town of Horizon City, Combination Tax
GO, AGM, 3.00%, 8/15/2022	170	173
GO, AGM, 4.00%, 8/15/2023	230	244
Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,908
Travis County Municipal Utility District No. 4, Unlimited Contract Tax
Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	415
Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	678
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	423
GO, 4.00%, 5/1/2025	300	333
GO, 4.00%, 5/1/2026	280	317
Upper Trinity Regional Water District, Regional Treated Water Supply System Rev., 4.00%, 8/1/2027	900	1,056
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/1/2023	1,400	1,445
GO, PSF-GTD, 4.00%, 2/1/2024	1,000	1,078
GO, PSF-GTD, 4.00%, 2/1/2025	1,520	1,687
Williamson County Municipal Utility District No. 11, Unlimited Tax GO, AGM, 4.00%, 8/1/2022	110	113

Total Texas		356,684

Utah — 0.2%
City of Salt Lake, International Airport
Series 2021A, Rev., AMT, 5.00%, 7/1/2022	250	257
Series 2021A, Rev., AMT, 5.00%, 7/1/2023	300	322
Series 2021A, Rev., AMT, 5.00%, 7/1/2024	1,000	1,112
Series 2021A, Rev., AMT, 5.00%, 7/1/2025	1,325	1,524
Series 2021A, Rev., AMT, 5.00%, 7/1/2026	1,660	1,964
County of Utah, IHC Health Services, Inc. Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.05%, 12/9/2021 (c)	5,000	5,000
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 5.00%, 4/15/2022	35	36
Series A, Rev., 5.00%, 4/15/2023	85	90
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 3.00%, 10/15/2023	60	63
Rev., 3.00%, 10/15/2025	125	135

Total Utah		10,503

Vermont — 0.2%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.06%, 12/9/2021 (c)	10,000	10,000

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Virginia — 3.1%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,347
Chesapeake Hospital Authority, Regional Medical Center
Rev., 5.00%, 7/1/2023	925	993
Rev., 5.00%, 7/1/2024	885	981
City of Richmond, Public Utility Rev., 5.00%, 1/15/2022	250	251
County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	2,928
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project
Series 2016C, Rev., VRDO, 0.05%, 12/9/2021 (c)	13,775	13,775
Series 2018C, Rev., VRDO, 0.05%, 12/9/2021 (c)	49,305	49,305
Halifax County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 0.45%, 4/1/2022 (c)	8,000	8,004
Loudoun County Economic Development Authority, Howard Hughes Medical Institute
Series 2003B, Rev., VRDO, 0.04%, 12/9/2021 (c)	18,650	18,650
Series 2003E, Rev., VRDO, 0.05%, 12/9/2021 (c)	5,710	5,710
Series 2003F, Rev., VRDO, 0.05%, 12/9/2021 (c)	4,050	4,050
Norfolk Economic Development Authority, Sentara Healthcare Series 2016A, Rev., VRDO, 0.05%, 12/9/2021 (c)	3,035	3,035
Peninsula Ports Authority, Dominion Terminal Associates Project - DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,550	1,567
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home
Series 2020A, Rev., 4.00%, 12/1/2021	270	270
Series 2020A, Rev., 4.00%, 12/1/2022	295	304
Series 2020A, Rev., 4.00%, 12/1/2023	100	107
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	22,963
York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,183

Total Virginia		145,423

Washington — 1.5%
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 12/9/2021 (c)	2,350	2,350
King County Housing Authority, Highland Village Project
Rev., 4.00%, 1/1/2022	120	120
Rev., 4.00%, 1/1/2023	100	104
Rev., 5.00%, 1/1/2024	120	131
King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	536
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	75
Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC: Bank of America NA, 0.06%, 12/9/2021 (c)	29,980	29,980
Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	330	330
State of Washington, Various Purpose Series R-2013C, GO, 5.00%, 7/1/2025	8,000	8,592
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.45%, 12/9/2021 (b)	10,000	10,051
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,112
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,243
Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (e)	2,900	2,902

Total Washington		68,526

West Virginia — 0.3%
Berkeley County Board of Education
GO, 4.00%, 5/1/2022	600	609
GO, 5.00%, 5/1/2025	360	411

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project
Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,847
Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,690
West Virginia State School Building Authority, Lottery Capital Improvement Series 2016A, Rev., 5.00%, 7/1/2026	1,520	1,762

Total West Virginia		12,319

Wisconsin — 0.8%
Big Foot Union High School District
GO, 4.00%, 3/1/2022	100	101
GO, 4.00%, 3/1/2023	115	120
City of Fort Atkinson
GO, 3.00%, 2/1/2022	120	121
GO, 4.00%, 2/1/2023	230	239
City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	518
City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	670
City of Milwaukee, Promissory Notes
Series 2015N2, GO, 4.00%, 3/15/2024	1,955	2,112
Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,365
City of Oak Creek
GO, 3.00%, 4/1/2022	135	136
GO, 3.00%, 4/1/2023	180	187
City of Racine
Series 2019B, GO, 4.00%, 12/1/2021	165	165
Series 2019B, GO, 4.00%, 12/1/2022	145	151
Series 2019B, GO, 5.00%, 12/1/2023	125	136
City of Shawano, Promissory Notes
GO, 3.00%, 4/1/2022	140	141
GO, 3.00%, 4/1/2023	150	156
City of Watertown, Promissory Notes
GO, 3.00%, 6/1/2023	125	130
GO, 3.00%, 6/1/2024	425	452
City of Waukesha, Promissory Notes
Series 2019C, GO, 3.00%, 10/1/2022	425	434
Series 2019C, GO, 3.00%, 10/1/2023	350	367
County of Douglas GO, 5.00%, 2/1/2022	520	524
County of Manitowoc
GO, AGM, 3.00%, 4/1/2022	875	883
GO, AGM, 3.00%, 11/1/2022	50	51
GO, AGM, 3.00%, 4/1/2023	895	924
GO, AGM, 3.00%, 11/1/2023	150	157
GO, AGM, 4.00%, 4/1/2024	680	734
County of Rusk
GO, 3.00%, 3/1/2022	130	131
GO, 3.00%, 3/1/2023	260	268
GO, 3.00%, 3/1/2024	270	286
Gale-Ettrick-Trempealeau School District
GO, 2.00%, 4/1/2022	105	106
GO, 2.00%, 4/1/2023	130	132
Gibraltar Area School District, Promissory Notes GO, 4.00%, 3/1/2022	315	318
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2022	75	76
Series 2019A, GO, 3.00%, 3/1/2023	110	114
Series 2019A, GO, 3.00%, 3/1/2024	405	428
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	413
Poynette School District
GO, 3.00%, 4/1/2022	340	343
GO, 3.00%, 4/1/2023	265	274
River Falls School District GO, 3.00%, 4/1/2026	1,830	2,016
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,875
Village of Mount Pleasant, Promissory Notes
Series 2019A, GO, 3.00%, 3/1/2022	265	267
Series 2019A, GO, 5.00%, 3/1/2023	380	402
Wisconsin Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2024	1,250	1,399
Series 2021A, Rev., 5.00%, 7/1/2026	1,330	1,593
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	6,047
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2022	110	111
Rev., 4.00%, 3/15/2023	120	125
Rev., 4.00%, 3/15/2024	120	127
Rev., 4.00%, 3/15/2025	125	136
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	4,001

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wittenberg Birnamwood School District
GO, AGM, 4.00%, 3/1/2022	260	262
GO, AGM, 4.00%, 3/1/2023	280	293

Total Wisconsin		37,517

TOTAL MUNICIPAL BONDS (Cost $4,450,990)		4,462,078

COMMERCIAL PAPER — 0.1%
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History Series 2014B-1, (SIFMA Municipal Swap Index Yield + 0.04%), 0.09%, 4/1/2044 (b) (Cost $5,000)	5,000	5,000

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05% (g) (h) (Cost $165,710)	165,644	165,710

TOTAL SHORT-TERM INVESTMENTS (Cost $170,710)		170,710

Total Investments — 99.8% (Cost $4,621,700)		4,632,788
Other Assets Less Liabilities — 0.2%		10,535

Net Assets — 100.0%		4,643,323

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2021.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Commercial Paper	$—	$5,000	$—	$5,000
Municipal Bonds	—	4,462,078	—	4,462,078
Short-Term Investments
Investment Companies	165,710	—	—	165,710

Total Investments in Securities	$165,710	$4,467,078	$—	$4,632,788

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05% (a) (b)	$213,242	$3,928,479	$3,976,005	$(15)	$9	$165,710	165,644	$60	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.